Credit Facility (Modification under IFRS) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Bank Loan [abstract]
Balance at December 31, 2017	$ 39,871
Loss on modifications	653
Transaction costs paid	(1,338)
Amortization of transaction costs	116
Drawdown of facility	30,000
Balance at December 31, 2018	69,302
Undrawn amount in credit facility	$ 80,000